Total
Royce Capital Fund - Small-Cap Portfolio
Royce Small-Cap Portfolio
Investment Goal
Royce Small-Cap Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include variable contract or other potential charges. Because variable contract or other potential charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your variable contract prospectus for more information about variable contract charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce Capital Fund - Small-Cap Portfolio	Investment Class	Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Capital Fund - Small-Cap Portfolio		Investment Class	Service Class
Management fees		1.00%	1.00%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.11%	0.10%
Total annual Fund operating expenses	[1]	1.11%	1.35%
Fee waivers and/or expense reimbursements	[2]	(0.03%)	(0.02%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.08%	1.33%
[1]	The Fund’s total annual operating expense ratios are subject to change in response to changes in the Fund’s average net assets or for other reasons. A decline in the Fund’s average net assets can be expected to increase the impact of operating expenses on the Fund’s total annual operating expense ratios.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.08% and 1.33%, respectively, through April 30, 2023.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Capital Fund - Small-Cap Portfolio - USD ($)	Investment Class	Service Class
1 Year	$ 110	$ 135
3 Years	350	426
5 Years	609	737
10 Years	$ 1,349	$ 1,622

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that Royce believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The Fund generally invests in such companies that Royce believes also possess financial strength, a strong business model, and the ability to generate and effectively allocate excess free cash flow.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Small-Cap Portfolio is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time due to overall market, financial, and economic conditions and trends, governmental or central bank actions or interventions, changes in investor sentiment, and other factors, such as the recent COVID-19 pandemic, that may not be directly related to the issuer of a security held by the Fund. This pandemic could adversely affect global economies and markets and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2021, the Fund invested a significant portion of its assets in a limited number of securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Allocation adjustment programs used by certain participating insurance companies to help manage the volatility of the relevant variable contract investment options and to preserve variable contract value may result in transfers of assets among the relevant investment options, including the Fund. These programs may result in large-scale asset flows into and out of the Fund, which could adversely affect the Fund, including its risk profile, expenses, and performance. For example, these asset flows may adversely affect performance by requiring the Fund to purchase or sell securities at inopportune times, by otherwise limiting Royce’s ability to fully implement the Fund’s investment strategies, or by requiring the Fund to hold a larger portion of its assets in cash or highly liquid securities than it otherwise would hold. Such asset flows may also result in higher portfolio turnover rates, increased payments of brokerage commissions, lower asset levels, and higher operating expense ratios for the Fund. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2021 was 51%.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may also prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. Each Class has substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns Investment Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 26.53% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -39.32% (quarter ended 3/31/20).

Annual Total Returns As of 12/31/21 (%)

The Fund’s total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. If these costs and expenses were reflected, the returns shown would be lower. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns - Royce Capital Fund - Small-Cap Portfolio	1 Year	5 Years	10 Years
Investment Class	28.82%	6.51%	8.63%
Service Class	28.45%	6.28%	8.37%
Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	28.27%	9.07%	12.03%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	14.82%	12.02%	13.23%